Accounts receivable, net - Schedule of movement in allowance for credit losses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts receivable, net
Balance at beginning of the period	¥ 4,916	$ 686	¥ 5,331
Provisions	2,283	319	1,362
Write-offs	(1,430)	(200)	(1,777)
Balance at end of the period	¥ 5,769	$ 805	¥ 4,916